Accounts Receivable, Net	6 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Accounts receivable	$3,625,254	$3,528,299	$453,316
Less: Allowance for credit losses	(43,402)	(43,060)	(5,532)
Accounts receivable, net	$3,581,852	$3,485,239	$447,784

During the six months ended December 31, 2025 and 2024, reversal of provision for credit losses was HKD342 (US$44) and HKD92,618 respectively.

The following table sets forth the movement of allowance for credit losses:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Beginning balance	$120,620	$43,402	$5,576
Recovery	(115,535)	(37,962)	(4,877)
Addition	38,317	37,620	4,833
Ending balance	$43,402	$43,060	$5,532